Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements, ASU 2015-17

As at December 31 ($ millions)	2015	2014

Prior to Adoption of ASU 2015-17:
Deferred Income Taxes
Current Assets	$22	$-
Non-current Assets	1,060	296
Current Liabilities	1	128
Non-current Liabilities	24	1,829

Adoption of ASU 2015-17:
Deferred Income Taxes
Non-current Assets	$1,081	$206
Non-current Liabilities	24	1,867